ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	263,994,880	308,556,264
Allowance for doubtful accounts	(169,038,710)	(176,634,845)

Accounts receivable, net	94,956,170	131,921,419

Schedule of movement of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	4,549,366	29,593,693	169,038,710
Additions	25,044,327	139,445,017	19,840,922
Reversal	—	—	(12,244,787)
Balance at the end of the year	29,593,693	169,038,710	176,634,845